EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

NOTE 4 - EQUITY

Preferred shares

The Company has authorized 416,667 shares of preferred stock with a par value of $0.001 per share.

As of December 31, 2023, there were no shares of preferred stock issued or outstanding.

Common Shares

The Company has authorized 50,000,000 shares of Common Stock with a par value of $0.001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the year ended December 31, 2023, in accordance with the Equity Line, the Company issued 333,271 shares of the Company’s Common Stock with aggregate proceeds to the Company of $567. As of December 31, 2023, there were 3,188,959 shares of Common Stock issued and outstanding.

Warrants

A summary of activity of the warrants during the year ended December 31, 2023 and 2022, is follows:

			Weighted
	Number of	Weighted Average	Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2021	295,601	$69.45	2.83
Granted	-	-	-
Expired	(25,548)	(125.92)	-
Exercised	-	-	-
Outstanding, December 31, 2022	270,053	$64.16	2.05
Granted	-	-	-
Expired	(27,420)	198.07	-
Exercised	-	-	-
Outstanding, December 31, 2023	242,633	$44.07	1.10

The intrinsic value of the warrants as of December 31, 2023, is $0. All of the outstanding warrants are exercisable as of December 31, 2023.

2018 Equity Incentive Plan, as amended

On January 1, 2023, the number of shares available under the Company’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”) was increased by 428,353 shares of Common Stock.

As of December 31, 2023, the 2018 Plan permits the Company to issue up to an aggregate of 1,050,879 shares of Common Stock of which 531,774 shares are available to be issued.

Options granted during the year ended December 31, 2023

On January 1, 2023, the 2018 Plan was increased to permit the issuance of an additional 428,353 shares of common stock, which increased the number of shares available for issuance pursuant to the 2018 Plan to a new total of 737,770 shares.

On February 1, 2023, the Company granted an option to the Company’s president to purchase a total of 85,000 shares of the Company’s common stock with an exercise price of $3.15 and vesting as follows: 25% of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and 1/48th of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted options to certain employees and consultants to purchase a total of 90,000 shares of the Company’s common stock with an exercise price of $3.15 and vesting as follows: twenty-five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted an option to certain employees and consultants to purchase a total of 19,750 shares of the Company’s common stock with an exercise price of $3.15 and vesting as follows: one hundred percent (100%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted an option to an employee to purchase a total of 746 shares of the Company’s common stock with an exercise price of $3.15 and vesting as follows: 50% of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one twenty-fourth (1/24th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On June 30, 2023, the Company granted an option to certain directors of the Company to purchase a total of 4,002 shares of the Company’s common stock with an exercise price of $1.99, all of which shall vest on the one (1) year anniversary of the vesting commencement date The vesting commencement date is June 30, 2023.

On August 4, 2023, the Company granted an option to certain directors of the Company to purchase a total of 6,498 shares of the Company’s common stock with an exercise price of $2.01, all of which shall vest on the one (1) year anniversary of the vesting commencement date The vesting commencement date is June 30, 2023.

Options granted during the year ended December 31, 2022

On February 15, 2022, 17,177 shares of Common Stock were returned to the 2018 Plan and on February 18, 2022, the number of shares of Common Stock reserved for issuance under the 2018 Plan increased by 141,003 shares. Such additional shares were registered on a Registration Statement on Form S-8 filed with the Securities and Exchange Commission on April 7, 2022. On May 15, 2022, and July 20, 2022, an additional 6,077 and 1,584 shares, respectively, were returned to the 2018 Plan.

In June 2022, the Company granted options to certain directors of the Company to purchase an aggregate of 4,002 shares of the Company’s Common Stock with an exercise price of $4.89 and vesting on the earlier of the one-year anniversary of the vesting commencement date or the date prior to the date of the Company’s annual meeting following the vesting commencement date. The vesting commencement date is June 24, 2022.

The following is a summary of stock option activity during the years ended December 31, 2023 and 2022:

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)

Outstanding, December 31, 2021	333,945	$24.45	9.36
Granted	4,002	4.89	10.00
Exercised	-	-	-
Forfeited/canceled	(24,838)	(25.69)	(8.74)
Outstanding, December 31, 2022	313,109	$24.15	8.41
Granted	205,996	3.03	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2023	519,105	$15.97	8.07

Exercisable options, December 31, 2023	232,873	$27.96	7.29

Valuation

The Company utilizes the Black-Scholes model to value its stock options. The Company utilized the following assumptions:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Expected term	5.50 - 6.25 years	5.50 years
Expected average volatility	110 - 150%	153%
Expected dividend yield	-	-
Risk-free interest rate	3.43 - 4.15%	3.18%

During the years ended December 31, 2023 and 2022, the Company granted 205,996 and 4,002 options, respectively valued at $586 and $18, respectively, of which 150,246 and 4,002 options, respectively valued at $427 and $18, respectively were for related parties. During the years ended December 31, 2023 and 2022, the Company recognized stock-based compensation expense of $1,020 and $2,458, respectively, of which $890 and $2,216 was for related parties, respectively, and as of December 31, 2023, $1,315 remains unamortized, of which $1,163 is for related parties. The intrinsic value of options outstanding as of December 31, 2023 and 2022, is $0.